UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		February 14, 2011

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$37,341
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

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
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------

ACHILLION PHARMACEUTICALS INC	  COM	    00448Q201	 106	 25447	     SH		Sole		    25447
AMGEN INC			  COM	    031162100	 549	 10000	     SH		Sole		    10000
ANTHERA PHARMACEUTICALS INC	  COM	    03674U102	  98	 20000	     SH		Sole		    20000
AUTHENTIDATE HOLDING CORP	  COM	    052666104	 134	300000	     SH		Sole		   300000
BIOSPECIFICS TECHNOLOGIES CORP	  COM	    090931106   1298	 50700	     SH		Sole		    50700
BOVIE MEDICAL CORPORATION	  COM	    10211F100	 213	 65023	     SH		Sole		    65023
CARDIONET INC	                  COM	    14159L103   1468	313596	     SH		Sole		   313596
CARDIOVASCULAR SYSTEMS INC	  COM	    141619106	 745	 63870	     SH		Sole		    63870
COMBIMATRIX CORPORATION	          *W 	    20009T113	   3	 23266	     SH		Sole		    23266
CONCEPTUS INC	                  COM	    206016107	 287	 20772	     SH		Sole		    20772
CYCLACEL PHARMACEUTICALS INC	  COM	    23254L108	  85	 58036	     SH		Sole		    58036
CYTOKINETICS INC	          COM	    23282W100	4020   1923453	     SH		Sole		  1923453
DIGIGRAD CORP	                  COM	    253827109	 287	136571	     SH		Sole		   136571
DYNAVAX TECHNOLOGIES CORP	  COM	    268158102	 899	280944	     SH		Sole		   280944
FLAMEL TECHNOLOGIES SA ADR    SPONSORED ADR 338488109	1012	147900	     SH		Sole		   147900
GERON CORP			  COM	    374163103	 710	136800	     SH		Sole		   136800
GILEAD SCIENCES INC		  COM	    375558103	 810	 22340	     SH		Sole		    22340
GIVEN IMAGING LTD	          ORD SHS   M52020100	 819	 55949	     SH		Sole		    55949
HANSEN MEDICAL INC	          COM	    411307101	2325   1560252	     SH		Sole		  1560252
IDERA PHARMACEUTICALS INC	  COM NEW   45168K306	  42	 14690	     SH		Sole		    14690
INHIBITEX INC	                  COM	    45719T103	 408	157108	     SH		Sole		   157108
INSULET CORPORATION	          COM	    45784P101	3882	250481	     SH		Sole		   250481
INTERMUNE PHARMACEUTICALS INC	  COM	    45884X103	 757	 20801	     SH		Sole		    20801
JOHNSON & JOHNSON		  COM	    478160104	 847	 13700	     SH		Sole		    13700
MASIMO CORP			  COM	    574795100	 509	 17500	     SH		Sole	 	    17500
MEDLINK INTERNATIONAL INC	  COM	    58502M102	 155	156751	     SH		Sole		   156751
PHARMACYCLICS INC	          COM	    716933106	 876	144115	     SH		Sole		   144115
PHOTOMEDEX INC	  		  COM       719358301	 516	 86950	     SH		Sole		    86950
PROLOR BIOTECH INC		  COM	    74344F106	 688	106383	     SH		Sole		   106383
RIGEL PHARMACEUTICALS INC	  COM NEW   766559603	1386	184000	     SH		Sole		   184000
SONOSITE INC	                  COM	    83568G104	3178	100570	     SH		Sole		   100570
STEREOTAXIS INC		          COM	    85916J102	2311	603519	     SH		Sole		   603519
THERAGENICS CORP	          COM	    883375107	 275	181151	     SH		Sole		   181151
THORATEC LABORATORIES CORP NEW	  COM NEW   885175307	 212	  7500	     SH		Sole		     7500
TRANS1 INC	                  COM	    89385X105	1453	698426	     SH		Sole		   698426
VICAL INC			  COM	    925602104	1608	796000	     SH		Sole		   796000
WRIGHT MEDICAL GROUP INC	  COM	    98235T107	 225	 14500	     SH		Sole		    14500
YM BIOSCIENCE INC	          COM	    984238105	2145	920510	     SH		Sole		   920510




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